SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding | shares	1,499,224
Number of options exercisable | shares	645,750
0.01 [Member] | RSUs [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	84,724
Awards outstanding, weighted average remaining contractual life (years)	5 years 3 months 10 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares
Awards exercisable, weighted average exercise price
$ 10.4-14.5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	10.4
Exercise price, maximum	$ 14.5
Number of options outstanding | shares	566,500
Awards outstanding, weighted average remaining contractual life (years)	5 years 5 months 23 days
Awards outstanding, weighted average exercise price per share	$ 13.02
Number of options exercisable | shares	140,625
Awards exercisable, weighted average remaining contractual life (years)	4 years 10 months 28 days
Awards exercisable, weighted average exercise price	$ 13.33
$ 15.3-17.7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	15.3
Exercise price, maximum	$ 17.7
Number of options outstanding | shares	520,500
Awards outstanding, weighted average remaining contractual life (years)	5 years 1 month 28 days
Awards outstanding, weighted average exercise price per share	$ 15.60
Number of options exercisable | shares	213,625
Awards exercisable, weighted average remaining contractual life (years)	5 years 18 days
Awards exercisable, weighted average exercise price	$ 15.59
$ 20.2-30.0 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	20.2
Exercise price, maximum	$ 30.0
Number of options outstanding | shares	165,500
Awards outstanding, weighted average remaining contractual life (years)	3 years 7 months 2 days
Awards outstanding, weighted average exercise price per share	$ 27.24
Number of options exercisable | shares	129,500
Awards exercisable, weighted average remaining contractual life (years)	3 years 6 months 18 days
Awards exercisable, weighted average exercise price	$ 27.73
$ 30.1-42.2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	30.1
Exercise price, maximum	$ 42.2
Number of options outstanding | shares	162,000
Awards outstanding, weighted average remaining contractual life (years)	1 year 11 months 4 days
Awards outstanding, weighted average exercise price per share	$ 34.69
Number of options exercisable | shares	162,000
Awards exercisable, weighted average remaining contractual life (years)	1 year 11 months 4 days
Awards exercisable, weighted average exercise price	$ 34.69